SUPPLEMENT DATED APRIL 22, 2014

VOYAGE PROTECTOR
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
PROSPECTUS DATED MAY 1, 2013

We have been advised by American Century that the American Century VP Vista Fund will be reorganized into the American Century VP Capital Appreciation Fund effective on or around April 25, 2014.

As a result, effective April 25, 2014, pages 7, 15 and 28 of the Prospectus are revised to delete the American Century VP Vista Fund.

This Supplement should be retained with the Prospectus for future reference.